UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23732

Build Funds Trust

(Exact name of registrant as specified in charter)

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109

(Address of principal executive offices) (Zip code)

John Ruth

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109

(Name and address of agent for service)

(833) 852-8453

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Build Bond Innovation ETF
BFIX (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Build Bond Innovation ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://getbuilding.com/etfs/bfix/. You can also request this information by contacting us at 1-833-852-8453.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Build Bond Innovation ETF	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$7,491,493
Number of Holdings	110
Portfolio Turnover	235%
30-Day SEC Yield	4.04%
Visit https://getbuilding.com/etfs/bfix/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Holdings	(% of net assets)
U.S. Treasury Note/Bond 3.88%, 03/31/2027	8.5%
U.S. Treasury Note/Bond 4.13%, 02/28/2027	8.3%
U.S. Treasury Note/Bond 4.13%, 01/31/2027	4.7%
U.S. Treasury Note/Bond 4.25%, 11/30/2026	3.6%
U.S. Treasury Note/Bond 5.00%, 08/31/2025	3.5%
U.S. Treasury Note/Bond 1.25%, 05/15/2050	2.8%
U.S. Treasury Note/Bond 0.25%, 05/31/2025	2.7%
Marriott International, Inc. 5.75%, 05/01/2025	2.1%
U.S. Treasury Note/Bond 4.25%, 12/31/2026	2.0%
EOG Resources, Inc. 3.15%, 04/01/2025	2.0%

Top Sectors	(% of net assets)
Public Administration	38.2%
Manufacturing	14.0%
Finance and Insurance	13.9%
Mining, Quarrying, and Oil and Gas Extraction	5.4%
Retail Trade	4.8%
Information	4.1%
Accommodation and Food Services	3.9%
Real Estate and Rental and Leasing	3.1%
Professional, Scientific, and Technical Services	2.6%
Cash & Other	10.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://getbuilding.com/etfs/bfix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Build Asset Management, LLC documents not be householded, please contact Build Asset Management, LLC at 1-833-852-8453, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Build Asset Management, LLC or your financial intermediary.
Build Bond Innovation ETF	PAGE 1	TSR-SAR-12009B101

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BUILD FUNDS TRUST
BUILD BOND INNOVATION ETF
Semi-Annual Financial Statements and Additional Information
March 31, 2025 (Unaudited)

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies
Build Bond Innovation ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 58.7%
Aerospace Product and Parts Manufacturing - 0.8%
Lockheed Martin Corp., 4.45%, 05/15/2028	$ 61,000	$61,252
Agriculture, Construction, and Mining Machinery Manufacturing - 0.8%
Deere & Co., 2.75%, 04/15/2025	59,000	58,958
Automotive Parts, Accessories, and Tire Retailers - 2.3%
AutoZone, Inc.
3.25%, 04/15/2025	99,000	98,942
3.63%, 04/15/2025	14,000	13,992
3.13%, 04/21/2026	16,000	15,778
6.25%, 11/01/2028	44,000	46,287
		174,999
Beverage Manufacturing - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	11,000	11,103
PepsiCo, Inc., 3.60%, 02/18/2028	12,000	11,825
		22,928
Building Material and Supplies Dealers - 1.3%
Lowe’s Cos., Inc.,
3.38%, 09/15/2025	6,000	5,967
3.10%, 05/03/2027	90,000	87,514
		93,481
Business Support Services - 2.3%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	90,000	89,972
PayPal Holdings, Inc., 1.65%, 06/01/2025	82,000	81,675
		171,647
Computer Systems Design and Related Services - 2.6%
Oracle Corp.
2.50%, 04/01/2025	96,000	96,000
2.95%, 05/15/2025	101,000	100,774
		196,774
Converted Paper Product Manufacturing - 0.1%
Kimberly-Clark Corp., 3.95%, 11/01/2028	9,000	8,906
Department Stores - 0.9%
Walmart, Inc., 3.90%, 04/15/2028	67,000	66,683
Depository Credit Intermediation - 1.6%
Bank of New York Mellon Corp.
1.60%, 04/24/2025	36,000	35,932
3.85%, 04/26/2029	15,000	14,728

	Par	Value
JPMorgan Chase & Co., 3.90%, 07/15/2025	$30,000	$29,933
US Bancorp, 1.45%, 05/12/2025	39,000	38,854
		119,447
Electric Power Generation, Transmission and Distribution - 1.1%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	81,000	78,426
MidAmerican Energy Co., 3.10%, 05/01/2027	2,000	1,953
		80,379
General Medical and Surgical Hospitals - 1.6%
HCA, Inc., 5.25%, 04/15/2025	122,000	122,008
Hardware Manufacturing - 0.2%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025	17,000	16,967
Insurance Carriers - 4.2%
Allstate Corp., 0.75%, 12/15/2025	47,000	45,790
Cigna Group, 3.25%, 04/15/2025	137,000	136,910
Principal Financial Group, Inc., 3.40%, 05/15/2025	131,000	130,755
		313,455
Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
Steel Dynamics, Inc., 2.40%, 06/15/2025	11,000	10,942
Lessors of Real Estate - 3.1%
AvalonBay Communities, Inc.
3.45%, 06/01/2025	8,000	7,983
2.95%, 05/11/2026	35,000	34,408
Camden Property Trust
3.15%, 07/01/2029	13,000	12,270
2.80%, 05/15/2030	5,000	4,561
Essex Portfolio LP, 3.63%, 05/01/2027	14,000	13,723
Mid-America Apartments LP
4.00%, 11/15/2025	51,000	50,836
3.60%, 06/01/2027	31,000	30,460
4.20%, 06/15/2028	6,000	5,941
UDR, Inc., 3.50%, 07/01/2027	27,000	26,379
Ventas Realty LP, 4.00%, 03/01/2028	46,000	45,198
		231,759
Management of Companies and Enterprises - 0.8%
Schlumberger Investment SA, 4.50%, 05/15/2028	62,000	61,832
Metal Ore Mining - 1.0%
Kinross Gold Corp., 4.50%, 07/15/2027	40,000	39,844
Southern Copper Corp., 3.88%, 04/23/2025	33,000	32,980
		72,824

The accompanying notes are an integral part of this financial statement.

1

Build Bond Innovation ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Natural Gas Distribution - 1.5%
Kinder Morgan, Inc.
4.30%, 06/01/2025	$15,000	$14,987
4.30%, 03/01/2028	20,000	19,842
Puget Energy, Inc., 3.65%, 05/15/2025	80,000	79,857
		114,686
Nondepository Credit Intermediation - 2.2%
American Express Co., 3.95%, 08/01/2025	64,000	63,852
Caterpillar Financial Services Corp.
1.45%, 05/15/2025	49,000	48,816
3.60%, 08/12/2027	1,000	986
Toyota Motor Credit Corp., 4.35%, 10/08/2027	50,000	49,988
		163,642
Oil and Gas Extraction - 4.1%
Diamondback Energy, Inc., 5.20%, 04/18/2027	4,000	4,049
EOG Resources, Inc.
3.15%, 04/01/2025	150,000	150,000
4.15%, 01/15/2026	19,000	18,950
Occidental Petroleum Corp.
5.88%, 09/01/2025	49,000	49,090
7.20%, 03/15/2029	41,000	43,560
Pioneer Natural Resources Co., 1.13%, 01/15/2026	33,000	32,153
Shell International Finance BV, 2.88%, 05/10/2026	6,000	5,912
		303,714
Other Financial Investment Activities - 0.7%
Blackrock, Inc., 3.25%, 04/30/2029	52,000	49,967
Other Investment Pools and Funds - 0.4%
Camden Property Trust, 4.10%, 10/15/2028	31,000	30,433
Other Leather and Allied Product Manufacturing - 1.4%
Tapestry, Inc., 4.25%, 04/01/2025	105,000	105,000
Other Miscellaneous Retailers - 0.3%
eBay, Inc., 5.95%, 11/22/2027	25,000	25,914
Paint, Coating, and Adhesive Manufacturing - 1.5%
Sherwin-Williams Co.
4.25%, 08/08/2025	77,000	76,860
3.95%, 01/15/2026	39,000	38,872
		115,732
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 1.3%
Nutrien Ltd., 3.00%, 04/01/2025	98,000	98,000

	Par	Value
Petroleum and Coal Products Manufacturing - 2.2%
Phillips 66
3.85%, 04/09/2025	$145,000	$144,969
3.90%, 03/15/2028	18,000	17,678
		162,647
Petroleum and Petroleum Products Merchant Wholesalers - 1.6%
Energy Transfer LP
2.90%, 05/15/2025	100,000	99,770
4.00%, 10/01/2027	20,000	19,692
		119,462
Pharmaceutical and Medicine Manufacturing - 0.7%
GlaxoSmithKline Capital, Inc., 3.63%, 05/15/2025	54,000	53,938
Pipeline Transportation of Natural Gas - 0.6%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	41,000	42,846
Rail Transportation - 0.1%
Union Pacific Corp., 3.95%, 09/10/2028	9,000	8,888
Restaurants and Other Eating Places - 1.8%
McDonald's Corp.
3.38%, 05/26/2025	81,000	80,838
3.30%, 07/01/2025	36,000	35,874
3.80%, 04/01/2028	20,000	19,676
		136,388
Securities and Commodity Contracts Intermediation and Brokerage - 0.9%
Goldman Sachs Group, Inc., 3.50%, 04/01/2025	67,000	67,000
Securities and Commodity Exchanges - 1.1%
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	5,000	4,955
Nasdaq, Inc., 5.65%, 06/28/2025	80,000	80,195
		85,150
Semiconductor and Other Electronic Component Manufacturing - 0.6%
Lam Research Corp., 3.75%, 03/15/2026	22,000	21,867
Texas Instruments, Inc., 4.60%, 02/15/2028	20,000	20,200
		42,067
Ship and Boat Building - 1.1%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	82,000	81,932
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.3%
Clorox Co., 4.40%, 05/01/2029	96,000	95,542

The accompanying notes are an integral part of this financial statement.

2

Build Bond Innovation ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Software Publishers - 1.0%
Autodesk, Inc., 3.50%, 06/15/2027	$45,000	$44,109
Intuit, Inc., 0.95%, 07/15/2025	32,000	31,661
		75,770
Sugar and Confectionery Product Manufacturing - 0.7%
Hershey Co., 2.45%, 11/15/2029	57,000	52,347
Support Activities for Mining - 0.4%
ConocoPhillips Co., 3.35%, 05/15/2025	27,000	26,953
Tobacco Manufacturing - 0.8%
Philip Morris International, Inc.
5.25%, 09/07/2028	6,000	6,143
5.50%, 09/07/2030	50,000	51,923
		58,066
Traveler Accommodation - 2.1%
Marriott International, Inc. 5.75%, 05/01/2025	156,000	156,036
Waste Treatment and Disposal - 0.1%
Waste Management, Inc., 4.50%, 03/15/2028	6,000	6,033
Wired and Wireless Telecommunications (except Satellite) - 3.1%
AT&T, Inc.
3.80%, 02/15/2027	15,000	14,814
4.25%, 03/01/2027	53,000	52,782
2.30%, 06/01/2027	69,000	65,937
T-Mobile USA, Inc., 3.50%, 04/15/2025	99,000	98,948
		232,481
TOTAL CORPORATE BONDS (Cost $4,387,114)		4,395,875

U.S. TREASURY SECURITIES - 38.2%
United States Treasury Note/Bond
0.25%, 05/31/2025(a)	200,000	198,670
5.00%, 08/31/2025(a)	260,000	260,766
5.00%, 10/31/2025	40,000	40,184
4.25%, 11/30/2026(a)	270,000	271,255
4.25%, 12/31/2026(a)	150,000	150,747
4.13%, 01/31/2027	350,000	351,101
4.13%, 02/28/2027	620,000	622,155
3.88%, 03/31/2027	640,000	639,563
4.25%, 01/15/2028	70,000	70,615
3.88%, 03/15/2028	50,000	49,959
1.25%, 05/15/2050	420,000	207,473
TOTAL U.S. TREASURY SECURITIES (Cost $2,857,489)		2,862,488

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.5%
Call Options - 1.4%(b)(c)(d)
Invesco CurrencyShares Japanese Yen Trust, Expiration: 06/20/2025; Exercise Price: $63.00	$184,500	30	$2,700
iShares 20+ Year Treasury Bond ETF, Expiration: 06/20/2025; Exercise Price: $91.00	482,459	53	13,409
iShares MSCI Germany ETF, Expiration: 10/17/2025; Exercise Price: $38.00	211,356	57	8,379
iShares Silver Trust, Expiration: 06/20/2025; Exercise Price: $29.00	158,049	51	13,158
SPDR Gold Shares, Expiration: 06/20/2025; Exercise Price: $265.00	720,350	25	66,375
Put Options - 0.1%
SPDR S&P Regional Banking ETF, Expiration: 06/20/2025; Exercise Price: $56.00(c)(d)	198,975	35	8,400
TOTAL PURCHASED OPTIONS (Cost $73,037)			112,421

	Par
MUNICIPAL BONDS - 0.6%
Arlington Independent School District 3.38%, 02/15/2029	$50,000	50,007
TOTAL MUNICIPAL BONDS (Cost $49,938)		50,007

	Shares
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 4.27%(e)	102,757	102,757
TOTAL SHORT-TERM INVESTMENTS
(Cost $102,757)		102,757
TOTAL INVESTMENTS - 100.4% (Cost $7,470,335)		7,523,548
Liabilities in Excess of Other Assets - (0.4)%		(32,055)
TOTAL NET ASSETS - 100.0%		$7,491,493

The accompanying notes are an integral part of this financial statement.

3

Build Bond Innovation ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
(a)	All or a portion of this security is held for collateral on purchased options.
(b)	Non-income producing security.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of this financial statement.

4

Build Bond Innovation ETF
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (Cost $7,470,335) (See Note 2)	$7,523,548
Receivable for investment securities sold	55,257
Interest receivable	71,653
Assets held at Broker	2,837
Total assets	$7,653,295
LIABILITIES:
Payable for investment securities purchased	159,132
Investment management fees (Note 3)	2,649
Interest Payable	21
Total liabilities	161,802
NET ASSETS	$7,491,493
Components of Net Assets:
Paid-in capital	$9,252,023
Accumulated loss	(1,760,530)
Net assets	$7,491,493
Shares issued and outstanding, $0 par value, unlimited shares authorized	300,000
Net asset value, offering price and redemption price per share	$24.97

The accompanying notes are an integral part of this financial statement.

5

Build Bond Innovation ETF
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$174,590
Total income	174,590
EXPENSES:
Broker interest fees	55
Investment management fees (See Note 3)	16,283
Total expenses	16,338
Net investment income	158,252
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments in securities	352,394
Net change in unrealized depreciation on investments in securities	(88,056)
Net realized and unrealized gain on investments in securities	264,338
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$422,590

The accompanying notes are an integral part of this financial statement.

6

BUILD BOND INNOVATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$158,252	$485,473
Net realized gain on investments in securities	352,394	396,244
Net change in unrealized appreciation (depreciation) on investments in securities	(88,056)	440,261
Net increase in net assets resulting from operations	422,590	1,321,978
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income	(157,171)	(495,577)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from shares issued	622,710	578,425
Cost of shares redeemed	(1,247,975)	(10,918,975)
Net decrease from capital transactions	(625,265)	(10,340,550)
Total decrease in net assets	(359,846)	(9,514,149)
NET ASSETS:
Beginning of period	7,851,339	17,365,488
End of period	$7,491,493	$7,851,339
SHARE TRANSACTIONS (SHARES):
Shares Outstanding, Beginning of Period	325,000	775,000
Shares issued	25,000	25,000
Shares redeemed	(50,000)	(475,000)
Shares Outstanding, End of Period	300,000	325,000

The accompanying notes are an integral part of this financial statement.

7

BUILD BOND INNOVATION ETF
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Periods Presented

	For the Period Ended March 31, 2025 (Unaudited)	For the Year Ended September 30,		For the Period Ended September 30, 2022(a)
		2024	2023
Net asset value, beginning of period	24.16	22.41	22.82	25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.54	1.00	0.87	0.18
Net realized and unrealized gain(loss) on investments(c)	0.80	1.81	(0.35)	(2.20)
Total from investment operations	1.34	2.81	0.52	(2.02)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
From net investment income	(0.53)	(1.06)	(0.93)	(0.16)
Net realized capital gain	—	—	—	—
Total distributions	(0.53)	(1.06)	(0.93)	(0.16)
Net asset value, end of period	$24.97	$24.16	$22.41	$22.82
TOTAL RETURN:
Net Asset Value(d)	5.59%^	12.88%	2.24%	−8.08%^
Market Value(e)	5.63%^	12.91%	2.17%	−8.00%^
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	7,491	7,851	17,365	30,241
Ratio of expenses to average net assets(f)	0.45%+	0.45%	0.45%	0.45%+
Ratio of net investment income to average net assets(f)	4.37%+	4.35%	3.79%	1.19%+
Portfolio turnover rate(g)	235% ^	119%	130%	328%^

(a)	The fund commenced operations on February 10, 2022.
(b)	Calculated using average shares outstanding, during the period.
(c)
The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.

(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value.

(e)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)	The expenses and net investment income do not reflect expenses from underlying investments.
(g)	Portfolio turnover rate excludes in-kind transactions.
^	Not Annualized.
+	Annualized.
The accompanying notes are an integral part of the financial statements.

8

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
1. ORGANIZATION
Build Funds Trust (the “Trust”) was organized as a Delaware statutory trust on July 6, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one operational exchange-traded fund, Build Bond Innovation ETF (the “Fund”). The Fund is a non-diversified series of the Trust. The investment objective of the Fund is to seek capital appreciation and risk mitigation.
Build Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
a)
Security Valuation. The Fund values its investments at fair value. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern Time. The Fund’s investments in securities are recorded at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

The Trust’s Board of Trustees (“Board”) designated the Adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The Adviser has established a Fair Valuation Committee (“Valuation Committee”) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee also regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews. The Valuation Committee reports to the Board information regarding the fair valuation process and related matters.
Exchange-traded funds listed on an exchange or on the Nasdaq National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If no sale occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2. Investments in other regulated investment companies, including money market funds, are generally priced at the ending NAV provided by the service agent of the Fund and categorized as Level 1.
Bonds, notes, and U.S. government obligations are valued at an evaluated mean price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. These securities will generally be categorized in Level 2 of the fair value hierarchy.
Investments in U.S. mutual funds, including money market funds, are valued at NAV each business day.
Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade are categorized as Level 1. If the settlement price is not available, then options shall be valued at the mean price and categorized as Level 2.
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

9

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2025.
Build Bond Innovation ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$4,395,875	$ —	$4,395,875
U.S. Treasury Securities	—	2,862,488	—	2,862,488
Purchased Options	112,421	—	—	112,421
Municipal Bonds	—	50,007	—	50,007
Money Market Funds	102,757	—	—	102,757
Total Assets	$215,178	$7,308,370	$—	$7,523,548

Please refer to the Schedule of Investments to view securities segregated by industry type.
The Fund did not hold any investments during the current fiscal period ended March 31, 2025 with significant unobservable inputs categorized as Level 3.
b)
Derivative Instruments. The Adviser used derivative instruments, such as purchased options, to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

In general an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a purchased call or put option is exercised, the cost of the security acquired is increased by the premium paid for the call, or in the case of a put, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The risks of using the types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options does not create leverage in the Fund. Cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposits for options contracts on the Statement of Assets and Liabilities.

10

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The following disclosure identifies the location and fair value amounts of the Fund’s derivative instruments on the Statement of Assets and Liabilities and the effect on the Statement of Operations, each categorized by type of derivative contract and related risk exposure.
As of March 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:
Build Bond Innovation ETF

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments Equity Contracts	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Purchased Options	Investments in securities, at value	$112,421		$—
Total		$112,421		$—

For the period ended March 31, 2025, financial derivative instruments had the following effect on the Statement of Operations:
Build Bond Innovation ETF

Equity Contracts	Net Realized Gain on Investments in Securities	Net Change in Unrealized Depreciation on Investments in Securities
Purchased Options	$358,035	$(81,303)
Total	$358,035	$(81,303)

The average monthly value of purchased options in the Fund during the period ended March 31, 2025 was $172,803.
c)
Federal Income Taxes. The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RIC”) and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no provision for federal income tax or excise is required.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows:

Tax cost of investments	$7,560,887
Unrealized appreciation	65,001
Unrealized depreciation	(102,340)
Net unrealized appreciation (depreciation)	(37,339)

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses on wash sales and the mark-to-market treatment of certain non-equity options contracts.
Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. The Fund recognizes interest and

11

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Based on its analysis, management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statement as of March 31, 2025.
d)
Distributions to Shareholders. The Fund expects to declare and distribute all its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually. Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

e)
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f)
Security Transactions and Income. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Net realized gains and losses from sales of securities are determined using the specific identification method.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser is responsible for the day-to-day management of the Fund’s portfolio, subject to the oversight of the Board. The Adviser oversees compliance with the Fund’s investment objective, policies, strategies and restrictions. The Board oversees the Adviser, and establishes policies that they must follow in their advisory activities.
Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a management fee at an annual rate of 0.45% on the Fund’s average daily net assets. For the period ended March 31, 2025 the Fund incurred $16,283 in investment advisory fees.
Under the Investment Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Fund, except for (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) Acquired Fund Fees and Expenses (as such term is defined in Form N-1A as promulgated by the SEC) and expenses of other pooled investment vehicles and expenses relating to creation and redemption transactions (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) the advisory fee payable to the Adviser; and (vi) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the Independent Trustees).
Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports

12

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). As of March 31, 2025, there were no fees incurred from the service providers described above as the Adviser bore all such costs.
4. DISTRIBUTION AND FUND OFFICERS
Foreside Financial Services, LLC (“Foreside”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Fund through Foreside only in large block of shares, typically 25,000 shares, called “Creation Units”. Foreside is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc.
Foreside Fund Officer Services, LLC provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
As of March 31, 2025, there were no fees incurred from the service providers described above as the Adviser bore all such costs.
5. PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2025, were as follows:

Fund	Purchases	Sales
Build Bond Innovation ETF	8,024,278	6,189,694

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
Build Bond Innovation ETF	—	—

During the current fiscal period, the realized gains and losses of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
Build Bond Innovation ETF	—	—

6. RELATED PARTIES
As of March 31, 2025, certain officers and one Trustee of the Trust were also officers or employees of the Adviser or affiliated with the Distributor. These officers and Trustees do not receive compensation from the Trust for serving as officers and/or trustees.
7. SHARE TRANSACTIONS
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee of $500 and a redemption transaction fee of $500 directly to the Custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fee from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

13

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Fund will issue and redeem shares on a continuous basis at NAV only in Creation Units. Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a participant in the DTC and, in each case, must have executed a Participant Agreement with Foreside. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. Beneficial ownership of Shares is limited to DTC participants, indirect participants and persons holding interests through DTC Participants and Indirect Participants. The Fund does not have information concerning the beneficial ownership of shares held in the names of DTC participants.
9. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
10. Risks
Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases a call option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price. When the Fund purchases a put option, it may lose the total premium paid for it if the price of the underlying security or other assets increased, remained the same or failed to decrease to a level at or below the exercise price. If an option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities

14

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may negatively affect the Fund’s performance.
11. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
12. SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Fund’s financial statements.
On April 28, 2025, the Fund declared a distribution from ordinary income of $40,003.81 to shareholders of record as of April 29, 2025.

15

BUILD FUNDS TRUST
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)
AVAILABILITY OF PROXY VOTING RECORDS
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (833) 852-8453; (ii) on or through the Fund’s website at https://getbuilding.com/etfs/bfix/; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

16

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during th period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The aggregate compensation paid to the Independent Trustees, as defined under the 1940 Act, for the period ended March 31, 2025 was $12,500.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable
(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Build Funds Trust

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	6/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	6/6/25

By (Signature and Title)*	/s/ Clem Sell
Clem Sell, Principal Financial Officer

Date	6/6/25

* Print the name and title of each signing officer under his or her signature.